Income Taxes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Applicable tax rate, description		The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.
Subject to a federal tax rate		21.00%
Income tax rate percentage		0.76%	(2.11%)	(34.11%)
EIR rate		25.00%	25.00%	25.00%
Enterprise income tax description		SMEs are entitled to a reduced EIT rate of a reduced EIT rate of 20%, 75.0% reduction of taxable income for the first RMB 3,000,000 and no reduction for the remaining taxable income for the year ended December 31, 2023; 87.5% reduction of taxable income for the first RMB1,000,000 taxable income and 75% reduction of taxable income between RMB 1,000,000 and RMB 3,000,000, and no reduction for the remaining taxable income for the year ended December 31, 2022; 87.5% reduction of taxable income for the first RMB1,000,000 taxable income and 50% reduction of taxable income between RMB 1,000,000 and RMB 3,000,000, and no reduction for the remaining taxable income for the year ended December 31, 2021.
Research and development expenses percentage		(3.57%)	(3.06%)	(104.55%)
Net operating loss carryforwards (in Dollars)		$ 9,089,697	$ 7,166,560
Net operating loss carryforwards description		The Company also has net operating loss carryforwards from PRC of 6,115,987 which expire starting in 2025 through 2028.
Valuation allowance (in Dollars)		$ 716,600	339,495
Unrecognized tax benefits (in Dollars)				$ 1,470,344
Liability for accrued interest and penalty (in Dollars)
Corporate taxpayers benefit percentage		50.00%
Foreign income percentage		10.50%
Japan [Member]
Income Taxes [Line Items]
Income tax rate percentage		30.00%	30.00%	30.00%
Hainan Province [Member]
Income Taxes [Line Items]
EIT rate		15.00%
China [Member]
Income Taxes [Line Items]
Research and development expenses percentage	175.00%
Unite States and Hong Kong [Member]
Income Taxes [Line Items]
Net operating loss carryforwards (in Dollars)		$ 2,973,710